CASH, CASH EQUIVALENTS AND RESTRICTED CASH	9 Months Ended
Sep. 30, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE 4—CASH, CASH EQUIVALENTS AND RESTRICTED CASH

For purposes of the 2017 statement of cash flows, cash, cash equivalents and restricted cash as of September 30, 2017 and December 31, 2016, are as follows (in thousands):

	2017	2016
Cash and cash equivalents	$6,862	$9,385
Restricted cash:
Control accounts under Credit Facility	8,294	18,263
Corporate credit card debts and other	433	589

Total cash, cash equivalents and restricted cash	$15,589	$28,237

The majority of restricted cash relates to certain depository accounts that are subject to control agreements with the lenders under the Credit Facility as discussed in Note 5.